Loans and Borrowings	12 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Loans and Borrowings
Loans and Borrowings
Terms and conditions of outstanding loans as of 30 June 2019 and 2018 are as follows:

Type	Nominal Interest p.a.	Year of Maturity	2019 £’000	2018 £’000
Revolving credit facility	LIBOR/ EURIBOR + variable margin (0.80% - 1.40%)	2020	£—	£19,700
Finance lease liabilities	3.5% - 10%	2015-2020	21	64
Total loans and borrowings			£21	£19,764

The multicurrency revolving credit facility with HSBC has an unlimited multilateral guarantee to secure all liabilities of Endava plc, Endava (UK) Limited, Endava Inc, Endava Holding B.V. and Endava Romania SRL through various security arrangements, including debentures, share and equity pledges and mortgage agreements.
The finance lease is unsecured.
Short term / long term loans balances as of 30 June 2019 and 2018 are as follows:

	2019 £'000			2018 £'000
	Current	Non-Current	Total	Current	Non-Current	Total
Revolving credit facility	£—	£—	£—	£19,700	£—	£19,700
Finance lease	21	—	21	44	20	64
Total	£21	£—	£21	£19,744	£20	£19,764

The Group has a secured bank revolving credit facility with a carrying amount of £nil at 30 June 2019 (2018: £19,700,000). Commitment fees are charged on the undrawn balance of the facility.
The facility contains interest cover and net leverage financial covenants. The covenants are tested on a quarterly basis based on trailing twelve months results. At 30 June 2019 and 30 June 2018, the Group complied with these financial covenants.
Guarantees
The Group has provided the following guarantees at 30 June 2019:
Parent Company Guarantees
The parent company provided guarantees relating to certain leases entered into by Endava Romania SRL. A corporate guarantee with the government of the Republic of North Macedonia was also provided guaranteeing the fulfillment of the obligations of Endava DOOEL Skopje under the contract for granting state aid. In addition, the parent company provided unlimited multilateral guarantee under the revolving credit facility.
No claims are expected to arise from the above guarantees.
Subsidiary Guarantees
Endava Romania SRL provided a bank guarantee of €9,000,000 in favour of Romanian Ministry of Finance under the contract for granting state aid.
Endava Inc. provided a letter of credit of $2,000,000 in favour of Velocity Partners Legacy Inc. relating to the outstanding deferred consideration as at 30 June 2019.
Additionally, Endava Romania SRL, Endava DOOEL Skopje, Endava d.o.o. Beograd, Endava Inc, Endava B.V  and Endava EOOD Bulgaria provided bank guarantees in relation to their leases of office space.
No claims are expected to arise from above guarantees.